Goodwill and Other Intangible Assets - Amortized Balance of Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	$ 238,661	$ 244,889
Accumulated amortization	129,026	99,807
Amortized balance of intangible assets, Net	109,635	145,082
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	126,190	120,780
Customer Relations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	96,824	100,831
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	5,618	5,960
In-Process Research & Development [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross		6,920
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	$ 10,029	$ 10,398